PROPOSED OFFERING (Details Narrative)	5 Months Ended
Dec. 31, 2025
Proposed Offering
Proposed offering description	Pursuant to the Proposed Offering, the Company intends to issue Units, each consisting of one ordinary share, one redeemable warrant (“Public Warrant”), and one right (“Public Right”). Each right entitles the holder to receive one-fifth (1/5) of one Class A ordinary share upon consummation of an initial Business Combination.